Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)
Summary Of Significant Accounting Policy [Line Items]
Number of operating Segment | Segment	1	1
Foreign exchange gains	$ 3,800,000	$ 2,500,000	$ 400,000
Impairment loss		100,000	0
Accrued interest or penalties	0	0	0
R&D tax credit	15,600,000	10,700,000	5,800,000
Government grants	400,000	$ 100,000	$ 0
Maximum
Summary Of Significant Accounting Policy [Line Items]
Required minimum balance maintained in connection with lease	$ 100,000
Percentage of qualifying research and development expenditure	33.35%
Percentage of subcontracted qualifying research and development expenditure	21.67%
construction Flexible
Summary Of Significant Accounting Policy [Line Items]
Impairment loss	$ 6,700,000
Software
Summary Of Significant Accounting Policy [Line Items]
Impairment loss	$ 500,000
SME Regime Announced By UK Government | Maximum
Summary Of Significant Accounting Policy [Line Items]
Percentage of qualifying research and development expenditure	18.60%